Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 19, 2016
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Aug. 05, 2016
Document Effective Date	Oct. 19, 2016
Prospectus Date	Oct. 19, 2016
American Customer Satisfaction Index ETF | American Customer Satisfaction Index ETF
Prospectus:
Trading Symbol	ACSI